Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Details)		Dec. 31, 2020	Dec. 31, 2019
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		19.00%	19.00%
Big Data [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		28.77%	28.77%
Guangzhou Yuechuan [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		9.30%	9.30%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		16.80%	16.80%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.90%	19.90%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		12.74%	12.74%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		14.25%	14.25%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		2.03%	2.03%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		9.69%	9.69%
Tianjin Kunzhiyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]		19.90%
Shanghai Lexiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	7.81%	13.54%
Hangzhou Feixiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		9.40%	9.40%
Beijing Yunhui Tianxia [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		13.70%	13.70%
Shen Zhen Arashi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		8.73%	8.73%
Beijing Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		4.12%	4.12%
Quanxun Huiju [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		5.40%	5.40%

[1]	The company has been deregistered in May 2020.
[2]	In October 2020, the Group disposed 4.82% of the equity interest in Shanghai Lexiang, for which full impairment have been provided in December 2019, at a consideration of USD 268,000. The remaining equity interest in Shanghai Lexiang was remeasured based on this observable price change from the disposal, a fair value gain of USD 794,000 was recognized accordingly.